Financial Risk Management and Fair Values of Financial Instruments - Summary of Natures of Assets and Liabilities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	$ 128,224	$ 359,960
Financial assets at fair value through other comprehensive income	338,102	384,521
Financial assets at fair value	466,326	744,481
Financial assets at fair value	15,034,220	13,170,873
Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	338,102	384,521
Listed stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	128,224	359,960
Level 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	128,224	359,960
Level 1 [member] | Listed stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	128,224	359,960
Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	338,102	384,521
Level 3 [member] | Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 338,102	$ 384,521